Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Apr. 09, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Jul. 22, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 500,000
Fair Value of convertible note - related party		$ 631,260	631,260
Due to related party		16,504	16,504
Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		500,000	500,000
Fair Value of convertible note - related party		$ 631,000	$ 631,000
Class A Ordinary shares
Related Party Transaction [Line Items]
Common stock, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share price, per share	$ 11.50
Class A Ordinary shares | Convertible Note
Related Party Transaction [Line Items]
Common stock, par value, (per share)	0.0001
Conversion price	$ 1.50
Working capital loans warrant
Related Party Transaction [Line Items]
Maximum borrowing capacity of working capital loan		$ 500,000	$ 500,000
Working capital loans outstanding				$ 0
Chief Executive Officer | Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			10,000	10,000
Expenses incurred and paid		30,000	60,000
Due to related party		$ 10,000	10,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses incurred and paid			$ 7,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 600,000
Outstanding balance of related party note				0			500,000
Loan conversion agreement warrant							$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 0
Price of warrant							$ 1.50